Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 8,211	$ 21,626
Restricted cash equivalents	230	460
Accounts receivable, net of allowances of $109 as of March 31, 2022 and December 31, 2021, respectively	1,332	2,060
Prepaid expenses and other current assets	2,676	2,193
Debt issuance cost	566	1,132
Total current assets	13,015	27,471
Restricted cash equivalents, non-current	736	736
Right-of-use assets	10,225	10,291
Property and equipment, net	5,474	6,155
Deferred tax asset	2,169	2,169
Deferred offering costs	3,318	1,264
Other assets	1,005	1,117
Total assets	35,942	49,203
Current liabilities:
Accounts payable	6,938	3,760
Accrued liabilities	11,703	7,298
Operating lease liabilities, current portion	3,519	3,281
Financing lease liabilities, current portion	822	1,301
Income tax liability	2,730	2,737
Deferred revenue, current portion	6,006	6,042
Convertible notes, current portion	30,198	29,868
Derivative liability	4,080	3,488
Note payable, current portion	30,810	29,964
Total current liabilities	96,806	87,739
Operating lease liabilities, net of current portion	8,073	8,611
Financing lease liabilities, net of current portion	252	292
Deferred revenue, net of current portion	13,372	14,959
Other liabilities	1,338	1,336
Total liabilities	119,841	112,937
Commitments and contingencies (Note 6)
Redeemable convertible preferred stock; $0.0001 par value; 26,316,129 shares authorized; 19,248,537 shares issued and outstanding, liquidation preference of $284,826 as of March 31, 2022 and December 31, 2021, respectively	279,503	279,503
Stockholders’ deficit:
Common stock, $0.0001 par value; 45,000,000 shares authorized; 12,718,968 and 12,280,051 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively	1	1
Additional paid-in capital	48,429	43,491
Accumulated deficit	(411,832)	(386,729)
Total stockholders’ deficit	(363,402)	(343,237)
Total liabilities, redeemable convertible preferred stock, and stockholders’ deficit	$ 35,942	$ 49,203